Loans and Allowance for Credit Losses, Commitments to Lend (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 423,665	$ 395,030
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	215,626	201,061
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	6,165	5,419
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	9,109	7,347
Foreign Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	8,423	6,083
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	239,323	219,910
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	42,657	37,185
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	50,934	55,207
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	70,960	65,111
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	19,791	17,617
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 184,342	$ 175,120